Cnsolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,051,942	3,988,168
Common stock, shares outstanding	8,051,942	3,988,168
8% Redeemable convertible preferred stock [Member]
Temporary equity, per share	$ 0.01	$ 0.01
Temporary equity, shares authorized	9,000	9,000
Temporary equity, shares issued	2,000	2,000
Temporary equity, shares outstanding	2,000	2,000
Liquidation preference	$ 2,003,507	$ 2,003,507